SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets
Accounts receivables, unbilled	$ 37,244	$ 28,461
Contract Liabilities
Advances from customers	135,512	189,470
Other current liabilities	98,494	35,012
Contract liability	234,006	$ 224,482
Revenue recognized from beginning balance of contract liabilities	199,140
Contract liabilities expected to be recognized	$ 234,006